CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Revenues [Abstract]
Company sales	$ 2,766,618	$ 2,748,462	$ 2,685,441
Franchise and other revenues	79,480	72,260	75,945
Total revenues	2,846,098	2,820,722	2,761,386
Operating Costs and Expenses:
Cost of sales	758,377	769,729	742,283
Restaurant labor	892,413	891,910	886,559
Restaurant expenses	655,214	649,830	655,060
Company restaurant expenses	2,306,004	2,311,469	2,283,902
Depreciation and amortization	131,481	125,054	128,447
General and administrative	134,538	143,388	132,834
Other gains and charges	17,300	8,974	10,783
Total operating costs and expenses	2,589,323	2,588,885	2,555,966
Operating income	256,775	231,837	205,420
Interest expense	29,118	26,800	28,311
Other, net	(2,658)	(3,772)	(6,220)
Income before provision for income taxes	230,315	208,809	183,329
Provision for income taxes	66,956	57,577	42,269
Net income	$ 163,359	$ 151,232	$ 141,060
Basic net income per share:
Basic net income per share (in dollars per share)	$ 2.28	$ 1.93	$ 1.55
Diluted net income per share:
Diluted net income per share (in dollars per share)	$ 2.20	$ 1.87	$ 1.53
Basic weighted average shares outstanding (in shares)	71,788	78,559	90,807
Diluted weighted average shares outstanding (in shares)	74,158	80,664	92,320
Dividends per share (in dollars per share)	$ 0.80	$ 0.64	$ 0.56